PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution 2065 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8 .6%
22,049  Vanguard FTSE
Developed Markets
ETF
$ 1,106,198
6 .7
5,234  Vanguard Long-Term
Treasury ETF
310,062
1 .9
Total Exchange-Traded
Funds
(Cost $1,239,758)
1,416,260
8 .6
MUTUAL FUNDS : 91 .5%
Affiliated Investment Companies : 91 .5%
105,830  Voya Large Cap Value
Portfolio - Class R6
669,902
4 .1
81,765  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
821,739
5 .0
146,749  Voya Multi-Manager
International Equity
Fund - Class I
1,521,791
9 .2
146,648  Voya Multi-Manager
International Factors
Fund - Class I
1,403,417
8 .5
48,645  Voya Multi-Manager
Mid Cap Value Fund
- Class I
505,421
3 .1
9,181  Voya Russell Large
Cap Growth Index
- Class I
651,678
3 .9
5,698
(1)
Voya Small Cap
Growth Fund - Class
R6
248,832
1 .5
27,233  Voya Small Company
Fund - Class R6
414,483
2 .5
310,873  Voya U.S. Stock Index
Portfolio - Class I
6,111,768
37 .1
22,931  VY
®
Invesco Comstock
Portfolio - Class I
505,178
3 .1
44,886  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
1,232,569
7 .5
42,745  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
492,418
3 .0
5,131  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
490,753
3 .0
Total Mutual Funds
(Cost $13,194,262)
15,069,949
91 .5
Total Long-Term
Investments
(Cost $14,434,020)
16,486,209
100 .1
Total Investments in
Securities
(Cost $14,434,020) $ 16,486,209 100 .1
Liabilities in Excess
of Other Assets (18,142) (0.1)
Net Assets $ 16,468,067 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution 2065 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,416,260 $ — $ — $ 1,416,260
Mutual Funds 15,069,949 — — 15,069,949
Total Investments, at fair value $ 16,486,209 $ — $ — $ 16,486,209
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Large Cap Value Portfolio -
Class R6
$ 601,288 $ 73,490 $ (69,454) $ 64,578 $ 669,902 $ — $ (4,681) $ —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
835,890 148,358 (185,284) 22,775 821,739 — 12,050 —
Voya Multi-Manager International
Equity Fund - Class I
1,302,224 242,974 (81,063) 57,656 1,521,791 — 841 —
Voya Multi-Manager International
Factors Fund - Class I
1,216,747 192,643 (71,106) 65,133 1,403,417 — 2,196 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
417,444 60,720 (18,677) 45,934 505,421 — (3,230) —
Voya Russell Large Cap Growth
Index - Class I
540,225 101,921 (38,243) 47,775 651,678 — 13,676 —
Voya Small Cap Growth Fund -
Class R6
214,555 26,671 (12,700) 20,306 248,832 — 2,078 —
Voya Small Company Fund - Class
R6
362,157 58,458 (11,880) 5,748 414,483 — 899 —
Voya U.S. Stock Index Portfolio -
Class I
5,009,395 853,195 (310,109) 559,287 6,111,768 — (20,814) —
VY
®
Invesco Comstock Portfolio -
Class I
423,518 57,588 (17,689) 41,761 505,178 — (458) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
1,047,041 176,855 (56,785) 65,458 1,232,569 — (8,139) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
418,056 56,133 (38,550) 56,779 492,418 — (8,869) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
500,841 58,080 (96,729) 28,561 490,753 — 30,425 —
$ 12,889,381 $ 2,107,086 $ (1,008,269) $ 1,081,751 $ 15,069,949 $ — $ 15,974 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,070,561
Gross Unrealized Depreciation (18,372)
Net Unrealized Appreciation $ 2,052,189